Share-Based Compensation Expense - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended				1 Months Ended			12 Months Ended		1 Months Ended				12 Months Ended
	Jun. 01, 2006	Dec. 31, 2011	Dec. 31, 2007	Dec. 31, 2007 Minimum	Dec. 31, 2007 Maximum	Jun. 01, 2006 Period 1	Jun. 01, 2006 Period 2	Nov. 12, 2010 2007 Employee Share Incentive Plan	Dec. 31, 2011 2007 Employee Share Incentive Plan	Jul. 15, 2008 2007 Employee Share Incentive Plan	Nov. 12, 2010 2007 Employee Share Incentive Plan Minimum	Nov. 12, 2010 2007 Employee Share Incentive Plan Maximum	Aug. 01, 2007 Share options	Jul. 24, 2006 Share options	Dec. 31, 2011 Share options Year	Dec. 31, 2010 Share options	Dec. 31, 2009 Share options	Dec. 31, 2011 Nonvested Restricted Stock Units Year	Dec. 31, 2010 Nonvested Restricted Stock Units	Dec. 31, 2009 Nonvested Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	74,044,450							82,044,400		46,044,400
Option granted date	Jul. 18, 2005
Option granted year						2006	2007
Number of share options granted		232,000	10,416,806						14,833,138				1,000,000	54,145,000
Vesting period				2 years	4 years						1 year	5 years
Expiration period								10 years
Number of nonvested restricted stock units granted									34,294,592									7,602,568
Weighted-average grant-date fair value of options granted															$ 0.93	$ 0.94	$ 0.53
Options exercised		3,751,360													3,751,360	5,719,584	23,182,520
Aggregate intrinsic value of options exercised															$ 5.8	$ 9.4	$ 19.7
Total unrecognized compensation expense															0.5			13.0
Total unrecognized compensation expense, weighted average period of recognition (in years)															0.97			2.62
Total fair value of nonvested restricted stock units vested																		$ 9.8	$ 7.8	$ 6.0